Employee Stock Compensation Plans - Other Share-based Plans (Details) (Employee Stock [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP discount	5.00%
Employees may authorize payroll deductions of up to	10.00%
Employees purchased (in shares)	0.3	0.3	0.4
Employees purchased	$ 6	$ 5	$ 5
Shares authorized (in shares)	4
Shares remain unissued (in shares)	1.9